Note 13 - Warrants (Details) (Class F Warrants [Member], USD $)	1 Months Ended	7 Months Ended	12 Months Ended
	Feb. 25, 2013	Dec. 31, 2013	Dec. 31, 2013
Class F Warrants [Member]
Note 13 - Warrants (Details) [Line Items]
Warrants Issued	2,000,000		2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.35	0.35	0.35
Warrants Term	5 years
Warrants, Vested During Period	300,000
Warrants Vesting Contingent Upon Captial Raise Completion	1,700,000
Capital Raise Threshold for Vesting of Warrants (in Dollars)	$ 5,000,000
Warrants Expired		1,700,000	1,700,000
Warrants and Rights Outstanding (in Dollars)		$ 300,000	$ 300,000